Operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	$ 79,472	$ 155,198
Revenue		25,536	$ 2,367
Net loss	(15,877,514)	(7,474,514)	(10,618,809)
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	8,765	41,378
Revenue
Net loss	(2,583)	(331)	(2,585)
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	12,532	68,232
Revenue		25,536	2,367
Net loss	(12,394,891)	(4,006,880)	(1,693,916)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	58,175	45,588
Revenue
Net loss	$ (3,480,040)	$ (3,467,303)	$ (8,922,308)